Cover	Dec. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2024
Entity File Number	001-40386
Entity Registrant Name	ONEMEDNET CORPORATION
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2076743
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6385 Old Shady Oak Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	800
Local Phone Number	918-7189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ONMD
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ONMDW
Security Exchange Name	NASDAQ